Summary of Significant Accounting Policies and Organization - Schedule of Antidilutive Securities of Earnings Per Share (Details) (10-K) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities	73,335,919	57,995,919	55,995,919	36,400,002
Stock Warrants [Member]
Antidilutive Securities	45,995,917	57,995,917	55,995,917	36,400,000
Convertible Preferred Stock [Member]
Antidilutive Securities	2	2	2	2